UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Onex Capital Management, L.P.
Address:  712 5th Avenue, 40th Floor
          New York, NY 10019

13F File Number: TBD

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony Munk
Title:    President
Phone:    (212) 582-2211

Signature, Place and Date of Signing:


          /s/ Anthony Munk                  New York, NY      February 14, 2007
          -------------------------------   ---------------   -----------------
                    [Signature]             [City, State]           [Date]



Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]      13F NOTICE.
[  ]      13F COMBINATION REPORT.


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $131,080,755 (Thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None


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                                          Form 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER       TITLE OF CLASS     CUSIP      VALUE    SHRS OR     SH/    PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                      (x$1000)   PRN AMT.   PRN    CALL DISCRETION  MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC           COM              002535201     25,282    878,470   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDERS FIRSTSOURCE INC  COM              12008R107     16,209    909,100   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
HELEN OF TROY CORP LTD    COM              G4388N106     23,467    967,316   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
LABOR READY INC           COM NEW          505401208      4,766    260,000   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
O CHARLEYS INC            COM              670823103     10,704    503,000   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC SUNWEAR CALIF INC COM              694873100     12,874    657,500   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
PREMIERE GLOBAL SVCS INC  COM              740585104     29,358  3,110,000   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SUN-TIMES MEDIA GROUP INC COM              86688Q100      8,420  1,714,900   SH            SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
